Borrowings - Narrative (Details) € in Thousands, $ in Millions			12 Months Ended				59 Months Ended
	Oct. 06, 2025 EUR (€)	Oct. 06, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 179,167		€ 187,373
Principal repayment			171,632		3,734	€ 2,097
Secured bank loans received			176,600		184,400
Pharmakon loan agreement due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 173,400					$ 203.8
Borrowing facilities, maximum borrowing capacity | $		$ 500.0
Borrowings, interest rate			9.00%					9.00%
Borrowings, effective interest rate			10.84%					10.84%
Borrowings, transaction costs			€ 10,100	$ 11.8
CIR
Disclosure of detailed information about borrowings [line items]
Borrowings			3,100		3,500
CEPI
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 2,600		3,000
Amended debt financing agreement due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings					€ 180,800
Principal repayment	€ 183,000	$ 215.0
Proceeds from borrowings | $							$ 200.0